FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 1,831	$ 1,051
Derivative financial assets	1,439	1,500	$ 1,094
Total financial assets	3,410	2,660
Total financial liabilities	140	109
Long-term debt (including current portion)	15,967	14,290	14,448
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,383	1,373
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	55	92	68
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,412	1,332	$ 1,152
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1	122
Fair value
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including current portion)	18,354	15,110
Fair value (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	1,831	1,051
Total financial assets	1,831	1,051
Total financial liabilities	0	0
Fair value (Level 1) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Total financial assets	1,579	1,609
Total financial liabilities	140	109
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	41
Derivative financial liabilities	29	0
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	55	92
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,508	1,354
Derivative financial liabilities	96	22
Fair value (Level 2) | Fair value | Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	87
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	16	122
Derivative financial liabilities	15	0
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,579	1,609
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	41
Derivative financial liabilities	29	0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	55	92
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,508	1,354
Derivative financial liabilities	96	22
Before Offset Amount | Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	87
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	16	122
Derivative financial liabilities	$ 15	$ 0